INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2018	2019	2020
Taiwan operations	$(3,146)	$(2,191)	$(1,129)
Non-Taiwan operations	(47)	532	(164)
	$(3,193)	$(1,659)	$(1,293)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2018	2019	2020
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2018	2019	2020
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	3.43%	10.14%	(0.47)%
Expiration of net operating loss carryforwards	—	—	(31.92)%
Tax-exempt income	—	—	—
Non-deductible items - bad debts	(0.22)%	—	—
Other non-deductible expenses	(3.50)%	(7.01)%	(3.99)%
Changes in unrecognized tax benefits	17.17%	—	—
Cumulative effect of initially applying new accounting standards	—	13.13%	—
Change in deferred tax assets and valuation allowance	(42.02)%	(43.38)%	10.52%
Change in tax rate	0.15%	—	—
Other	0.99%	3.12%	1.86%
Effective rate	—	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2019	2020
Net operating loss carryforwards	$12,005	$12,519
Share-based compensation	299	315
Investments	134	141
Lease right-of-use assets	122	19
Intangible assets and goodwill	64	2
Other	108	50
	12,732	13,046
Less: valuation allowance	(12,732)	(13,046)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2018, 2019 and 2020 are as follows:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$9,928	$11,765	$12,732
Subsequent reversal and utilization of valuation allowance	—	(17)	(87)
Changes to valuation allowance	2,107	723	1,585
Expirations	—	—	(1,720)
Exchange differences	(270)	261	536
Balance at end of year	$11,765	$12,732	$13,046

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2020, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,760	indefinite
Taiwan	41,329	2021~2030
	$57,089

Pursuant to the amendment of the ROC Income Tax Act in February 2018, starting from 2018, the corporate income tax rate was adjusted from 17% to 20%. In addition, the tax rate applicable to the undistributed portion of earnings to be made in 2018 and thereafter was reduced from 10% to 5%.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2018, 2019 and 2020 are as follows:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$1,110	$—	$—
Increase related to prior year tax positions	—	—	—
Decrease related to prior year tax positions	—	—	—
Settlement of intercompany charge adjustments	(1,095)	—	—
Expiration of statute of limitations	—	—	—
Exchange differences	(15)	—	—
Balance at end of year	$—	$—	$—

As of December 31, 2018, 2019 and 2020, there were no unrecognized tax benefits that if recognized would affect the effective tax rate. As of December 31, 2018, 2019 and 2020, $0, $0 and $0 of the total unrecognized tax benefit were presented as a reduction of a deferred tax asset that, if recognized, would be offset by a valuation allowance.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2018, 2019 and 2020.

Our major tax paying components are all located in Taiwan. As of December 31, 2020, the income tax filings in Taiwan have been examined for the years through 2018.

In 2018, our unrecognized tax benefits were related to intercompany charges in 2014 and 2015. The income tax authority had made decisions on the intercompany charges for our tax filings through 2014. We filed appeals against the unfavorable parts of the decision regarding these intercompany charge adjustments, and subsequently reached agreement and settlement in 2018 with the tax authority regarding the tax filings for those years. The settlement did not have significant impact to our financial statements.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. Taiwanese entities are customarily examined by the tax authorities and it is reasonably possible that a future examination may result in positive or negative adjustment to our unrecognized tax benefit within the next 12 months.